Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Schedule of investments in associates
The company's investments in associates are as follows:

	December 31, 2019						Year ended December 31, 2019
			Carrying value
	Ownership percentage(a)(e)	Fair value(b)(e)	Associates and joint ventures(e)		Fairfax India and Fairfax Africa associates(c)	Total	Share of profit (loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")	50.0%	403.1	303.9	(d)	—	303.9	154.8
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	45.2	48.6		—	48.6	2.7
Thai Re Public Company Limited ("Thai Re")(1)	47.1%	43.3	43.3		—	43.3	(15.0)
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	35.6	39.2		—	39.2	3.2
Falcon Insurance PLC ("Falcon Thailand")	41.2%	10.4	10.4		—	10.4	0.5
Go Digit Infoworks Services Private Limited ("Digit")(2)	49.0%	122.3	—		—	—	(7.6)
Other(3)	—	46.6	46.7		—	46.7	7.9
		706.5	492.1		—	492.1	146.5
Non-insurance:
India
Bangalore International Airport Limited ("Bangalore Airport")(14)	54.0%	1,429.8	—		689.3	689.3	30.8
Quess Corp Limited ("Quess")(6)(7)	33.2%	332.1	704.1	(d)	—	704.1	(183.2)
IIFL Finance Limited (“IIFL Finance”)(10)	35.4%	221.4	56.4		167.2	223.6	198.9
Sanmar Chemicals Group ("Sanmar")(11)	42.9%	412.9	—		178.7	178.7	—
CSB Bank Limited ("CSB Bank")(12)	49.7%	229.3	—		157.8	157.8	(4.0)
IIFL Securities Limited ("IIFL Securities")(7)(10)	35.4%	65.0	30.8		90.3	121.1	1.6
Seven Islands Shipping Limited ("Seven Islands")(13)	48.5%	88.8	—		84.7	84.7	3.0
Other	—	24.3	8.8		23.3	32.1	(0.3)
		2,803.6	800.1		1,391.3	2,191.4	46.8
Africa
Atlas Mara Limited ("Atlas Mara")	42.4%	78.1	—		82.3	82.3	(54.0)
AFGRI Holdings Proprietary Limited ("AFGRI")	62.8%	141.0	—		79.6	79.6	19.5
Other(15)	—	66.3	—		71.0	71.0	(6.6)
		285.4	—		232.9	232.9	(41.1)
Agriculture
Astarta Holding N.V. ("Astarta")(7)	27.4%	28.9	115.5		—	115.5	(19.1)
Farmers Edge Inc. ("Farmers Edge")	50.4%	43.8	41.0		—	41.0	(39.9)
		72.7	156.5		—	156.5	(59.0)
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")(4)	—	99.0	99.0	(d)	—	99.0	49.8
Other(5)	—	80.8	74.7		—	74.7	(5.8)
		179.8	173.7		—	173.7	44.0
Other
Seaspan Corporation ("Seaspan")(8)	32.5%	994.5	626.9		—	626.9	83.8
EXCO Resources Inc. ("EXCO")(9)	43.3%	238.2	243.2		—	243.2	21.6
Resolute Forest Products Inc. ("Resolute")(7)	27.7%	104.0	207.5		—	207.5	(4.9)
APR Energy plc ("APR Energy")	53.4%	266.2	189.3	(d)	—	189.3	(57.0)
Peak Achievement Athletics ("Peak Achievement")	42.6%	163.9	104.4	(d)	—	104.4	(5.1)
Partnerships, trusts and other	—	221.7	202.1		—	202.1	(6.0)
		1,988.5	1,573.4		—	1,573.4	32.4

		5,330.0	2,703.7		1,624.2	4,327.9	23.1

Investments in associates		6,036.5	3,195.8		1,624.2	4,820.0	169.6

As presented on the consolidated balance sheet:
Investments in associates		3,357.3				3,195.8
Fairfax India and Fairfax Africa investments in associates		2,679.2				1,624.2
		6,036.5				4,820.0

	December 31, 2018						Year ended December 31, 2018
			Carrying value
	Ownership percentage(a)	Fair value(b)	Associates and joint ventures		Fairfax India and Fairfax Africa associates(c)	Total	Share of profit (loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")	50.0%	287.7	175.2	(d)	—	175.2	18.1
Gulf Insurance Company ("Gulf Insurance")	43.3%	211.5	174.2		—	174.2	7.3
Thai Re Public Company Limited ("Thai Re")	47.1%	53.1	53.1		—	53.1	(52.4)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	46.0	47.1		—	47.1	0.7
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	34.5	36.5		—	36.5	0.6
Falcon Insurance PLC ("Falcon Thailand")	41.2%	9.3	9.3		—	9.3	—
Go Digit Infoworks Services Private Limited ("Digit")	49.0%	3.4	3.4		—	3.4	(6.8)
Other	—	55.2	55.2		—	55.2	2.8
		700.7	554.0		—	554.0	(29.7)
Non-insurance:
India
Quess Corp Limited ("Quess")	48.8%	672.5	1,044.6	(d)	—	1,044.6	8.4
Bangalore International Airport Limited ("Bangalore Airport")	54.0%	704.1	—		674.4	674.4	51.1
IIFL Holdings Limited (“IIFL Holdings”)	35.4%	818.3	106.2		317.2	423.4	45.3
CSB Bank Limited ("CSB Bank")	36.4%	93.1	—		93.1	93.1	—
Other	—	233.2	6.6		18.3	24.9	(1.0)
		2,521.2	1,157.4		1,103.0	2,260.4	103.8
Africa
Atlas Mara Limited ("Atlas Mara")	42.4%	119.1	—		195.6	195.6	30.8
AFGRI Holdings Propriety Limited ("AFGRI")	60.0%	149.9	—		57.1	57.1	(13.2)
Other		35.3	—		35.4	35.4	—
		304.3	—		288.1	288.1	17.6
Agriculture
Astarta Holding N.V. ("Astarta")	28.2%	43.1	116.9		—	116.9	(16.3)
Farmers Edge Inc. ("Farmers Edge")	49.2%	66.6	66.9		—	66.9	(32.7)
		109.7	183.8		—	183.8	(49.0)
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")	—	246.7	247.3	(d)	—	247.3	118.6
Other	—	116.7	105.7		—	105.7	(2.8)
		363.4	353.0		—	353.0	115.8
Other
Resolute Forest Products Inc. ("Resolute")	33.6%	240.8	299.8		—	299.8	74.4
APR Energy plc (‘‘APR Energy’’)	67.8%	303.6	298.4	(d)	—	298.4	(10.3)
Seaspan Corporation ("Seaspan")	21.8%	300.8	276.8		—	276.8	8.8
Peak Achievement Athletics ("Peak Achievement")	42.6%	153.5	128.6	(d)	—	128.6	(15.1)
Arbor Memorial Services Inc. ("Arbor Memorial")	—	—	—		—	—	10.8
Partnerships, trusts and other	—	225.1	220.1		—	220.1	(6.0)
		1,223.8	1,223.7		—	1,223.7	62.6

		4,522.4	2,917.9		1,391.1	4,309.0	250.8

Investments in associates		5,223.1	3,471.9		1,391.1	4,863.0	221.1

As presented on the consolidated balance sheet:
Investments in associates		3,279.1				3,471.9
Fairfax India and Fairfax Africa investments in associates		1,944.0				1,391.1
		5,223.1				4,863.0

(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.

(b)	See note 5 for fair value hierarchy information.

(c)	Fairfax India and Fairfax Africa's associates are domiciled in India and Africa respectively.

(d)	These investments are joint ventures.

(e)
Excludes European Run-off's investments in associates and joint ventures with a carrying value of $368.8 and a fair value of $430.5 that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and principally comprised of investments in Gulf Insurance, Seaspan, APR Energy and Resolute. See note 23.

Insurance and reinsurance associates

(1)
During 2019 the carrying value of the company's investment in Thai Re exceeded its fair value as determined by the market price of Thai Re shares. The company performed a value-in-use analysis to establish the recoverable amount of its investment in Thai Re and recognized a non-cash impairment charge of $7.5 in share of profit of associates in the consolidated statement of earnings.

(2)
On December 23, 2019 Digit entered into definitive agreements whereby its general insurance subsidiary Digit Insurance subsequently issued approximately $91 (6.5 billion Indian rupees) of new equity shares primarily to three Indian investors. This transaction valued Digit Insurance at approximately $858 (61.2 billion Indian rupees) and valued the company's 49.0% equity interest in Digit at $122.3 at December 31, 2019. The company's 49.0% equity interest in Digit is comprised of a 45.3% interest in Digit common shares and a 3.7% interest through Digit compulsory convertible preferred shares that are considered in-substance equity. Foreign direct ownership in the insurance sector in India is limited to 49.0% and as a result the remainder of the company's investment in Digit compulsory convertible preferred shares are recorded at FVTPL as described in note 5.

(3)
On April 18, 2019 Brit acquired the 50.0% equity interest in Ambridge Partners that it did not already own for $46.6, remeasured its existing equity interest to fair value for a gain of $10.4, and commenced consolidating Ambridge Partners.

Non-insurance associates

(4)
The KWF LPs are partnerships formed between the company and Kennedy-Wilson Holdings, Inc. and its affiliates ("Kennedy Wilson") to invest in U.S. and international real estate. The company participates as a limited partner in the KWF LPs with interests ranging from approximately 50% to 90%. Kennedy Wilson is the general partner and holds the remaining limited partnership interest in each of the KWF LPs. During 2019 the company recorded share of profit of a KWF LP of $57.0 (€53.6) related to the sale of investment property in Dublin, Ireland. The KWF LP was subsequently liquidated and its carrying value reduced to nil when the company received final cash distributions of $169.4 (€150.0).

(5)	On May 17, 2019 the company deconsolidated Grivalia Properties, which included Grivalia Properties' investments in associates with a carrying value of $68.5. See note 23.

(6)
On December 9, 2019 Thomas Cook India completed a non-cash spin-off of its 48.6% equity interest in Quess Corp Limited ("Quess") as a return of capital to its shareholders. This resulted in the company receiving a direct 31.8% joint venture interest in Quess as a transfer between companies under common control, with the company's carrying value of Quess remaining unchanged and subject to impairment testing as described in footnote 7 below. Prior to the spin-off Thomas Cook India recorded the Quess shares to be transferred to its minority shareholders at fair value and recognized a non-cash impairment loss of $190.6, which is included in share of profit of associates in the consolidated statement of earnings and fully attributed to non-controlling interests.

(7)
At December 31, 2019 certain of the company's associates had carrying values that exceeded their fair values as determined by the market prices of their shares. For each such associate, the company performed a value-in-use analysis based on multi-year free cash flow projections and concluded that no impairment was required as the recoverable amount exceeded carrying value. Key assumptions for each value-in-use analysis are set out in the table below:

Associate or joint venture	Fair value	Carrying value	Source of free cash flow projections	Discount rate(a)	Long term growth rate(b)	Summary of other assumptions

Quess	332.1	704.1	Quess management	12.8%	6.0%
Annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.

Resolute	104.0	207.5	Internal estimates consistent with third party analyst reports	10.3%	1.5%
Valuation of pension funding liability on a going concern basis, annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and no significant cash taxes payable in the next five years through utilization of existing tax losses.

IIFL Securities	65.0	121.1	IIFL Securities management	12.3%	6.0%	Annual capital expenditures normalizing to levels that are comparable to non-capital intensive service-based peers and working capital requirements comparable to industry peers.
Astarta(c)	28.9	115.5	Internal estimates consistent with third party analyst reports	12.7%	3.0%
Annual capital expenditures consistent with external analyst estimates, working capital requirements comparable to industry peers and cash taxes payable at the Ukraine corporate income tax rate for subsidiaries that have not elected to pay the fixed agricultural tax.

	530.0	1,148.2

(a)	The discount rate is representative of the cost of capital of industry peers.

(b)	The long term growth rate is consistent with growth expectations for the industry and the economies in which each associate or joint venture operates.

(c)
The company recorded a non-cash impairment charge of $10.1 on its investment in Astarta during 2019. At December 31, 2019 a value-in-use analysis concluded that no further impairment charge was required.

(8)
On January 15, 2019 the company fulfilled its commitment to Seaspan Corporation ("Seaspan") to purchase Tranche 2 warrants and debentures for aggregate cash consideration of $250.0. The Tranche 2 warrants were then immediately exercised to acquire 38.5 million Seaspan Class A common shares for an additional $250.0. On derecognition of its forward commitments to invest in the Tranche 2 warrants and debentures, the company recorded a net gain on investment of $63.5 (realized gains of $107.6, of which $44.1 was recorded as unrealized gains in 2018), primarily related to the appreciation of Seaspan's Class A common share price over the commitment period.

The total cost of the company's investment in Seaspan is set out in the following table:

Financial instruments acquired	Date	Total investment
Tranche 1 debentures and warrants	February 14, 2018	250.0
Class A common shares and $8.05 warrants through early exercise of Tranche 1 warrants	July 16, 2018	250.0
Tranche 2 debentures and warrants	January 15, 2019	250.0
Class A common shares through early exercise of Tranche 2 warrants	January 15, 2019	250.0
		1,000.0
During 2019 the company recorded share of profit of Seaspan of $83.8, principally reflecting Seaspan's gain of $227.0 related to the modification of charter arrangements with one of its largest customers.

(9)
On June 28, 2019 EXCO Resources Inc. ("EXCO") emerged from bankruptcy protection and settled the company's investment in EXCO bonds with newly issued common shares that had a fair value of $220.9 and represented a 42.8% equity interest in EXCO. The company derecognized its EXCO bonds and recorded a net loss on investment of $179.3 (realized losses of $296.3, of which $117.0 was recorded as unrealized losses in prior years), and applied the equity method of accounting to its investment in EXCO common shares.

Fairfax India

(10)
On May 31, 2019 IIFL Holdings Limited ("IIFL Holdings") spun off its wholly-owned subsidiary IIFL Securities Limited ("IIFL Securities", comprised of investment brokerage, distribution and investment banking businesses) and its 53.3% equity interest in its subsidiary IIFL Wealth Management Limited ("IIFL Wealth", comprised of wealth and asset management businesses) in a non-cash transaction. IIFL Holdings was renamed IIFL Finance Limited ("IIFL Finance", comprised of loans and mortgages businesses) and continues to be publicly listed. The company recorded share of profit of IIFL Holdings of $172.9, reflecting its share of a gain at IIFL Holdings from the spin-offs, and recorded its initial investments in IIFL Wealth and IIFL Securities at their fair values of $255.6 and $121.9. Subsequently, the company applied the equity method of accounting to its 35.4% equity interest in each of IIFL Finance and IIFL Securities, and recorded its 19.0% equity interest in IIFL Wealth at FVTPL. The shares of IIFL Wealth and IIFL Securities were listed on the Bombay Stock Exchange and National Stock Exchange of India in September 2019.

(11)
On December 21, 2019 Fairfax India's holdings of Sanmar Chemicals Group ("Sanmar") bonds with a principal amount of $300.0 were settled for net cash proceeds of $425.5 (30.3 billion Indian rupees) including accrued interest, resulting in the company recording a net gain on investment of $48.8 (realized gains of $156.5, of which $107.7 was recorded as unrealized gains in prior years). Fairfax India reinvested $198.0 (14.1 billion Indian rupees) of the net cash proceeds to increase its equity interest in Sanmar from 30.0% to 42.9%.

(12)
During 2019 Fairfax India increased its equity interest in CSB Bank Limited ("CSB Bank", formerly The Catholic Syrian Bank Limited) to 49.7% for cash consideration of $81.0 (5.6 billion Indian rupees). The company continues to apply the equity method of accounting to its investment in CSB Bank primarily because of extensive government regulation of the banking sector in India, including restricted board representation and shareholders being limited to 26.0% of available voting rights. CSB Bank, established in 1920, is headquartered in Thrissur, India, offering banking services through branches and automated teller machines across India. In December 2019 CSB Bank became publicly listed on the Bombay Stock Exchange and National Stock Exchange of India.

(13)
During 2019 Fairfax India acquired a 48.5% equity interest in Seven Islands Shipping Limited ("Seven Islands") for $83.8 (5.8 billion Indian rupees). Seven Islands is a private shipping company headquartered in Mumbai, India that transports liquid cargo along the Indian coast and in international waters.

(14)
The fair value and carrying value of the company's investment in Bangalore Airport increased to $1,429.8 and $689.3 at December 31, 2019 from $704.1 and $674.4 at December 31, 2018. The increase in fair value was primarily due to Bangalore Airport's finalization of plans for a third terminal expansion and the development of its monetizable land, which increased the free cash flow projections (a significant unobservable input) used in the company's determination of Bangalore Airport's fair value. At December 31, 2019 the company's 54.0% equity interest in Bangalore Airport was held through its 33.8% ownership interest in Fairfax India.

Fairfax Africa

(15)
On January 4, 2019 Fairfax Africa acquired de facto control of Consolidated Infrastructure Group Limited ("CIG") and commenced consolidating CIG, which included CIG's investments in associates with a fair value of $42.8. See note 23.

Changes in the carrying value of investments in associates for the years ended December 31 were as follows:

	2019
	Associates	Joint ventures	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,465.6	2,006.3	1,103.0	288.1	4,863.0
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	111.6	131.1	179.2	(41.1)	380.8
Impairment(1)	(20.6)	(190.6)	—	—	(211.2)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	26.2	(3.8)	(0.7)	(51.6)	(29.9)
Share of losses on defined benefit plans	(42.3)	(0.2)	(5.5)	—	(48.0)
	74.9	(63.5)	173.0	(92.7)	91.7

Dividends and distributions received	(160.7)	(245.0)	(288.8)	—	(694.5)
Purchases and acquisitions	677.2	71.6	441.0	45.1	1,234.9
Divestitures and other net changes in capitalization(2)	(0.5)	(221.0)	(9.7)	(7.4)	(238.6)
Reclassifications(3)	(36.7)	—	—	—	(36.7)
Assets held for sale (note 23)	(316.8)	(52.0)	—	—	(368.8)
Foreign exchange effect	9.2	(12.8)	(27.2)	(0.2)	(31.0)
Balance - December 31	1,712.2	1,483.6	1,391.3	232.9	4,820.0

	2018
	Associates	Joint ventures	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,437.0	1,050.0	949.5	219.8	3,656.3
Share of pre-tax comprehensive income (loss):
Share of profit	64.6	112.4	83.7	17.7	278.4
Impairment(1)	(57.3)	—	—	—	(57.3)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	(23.9)	(18.5)	0.5	(13.0)	(54.9)
Share of losses on defined benefit plans	(49.4)	(0.2)	—	—	(49.6)
	(66.0)	93.7	84.2	4.7	116.6

Dividends and distributions received	(74.2)	(220.5)	(6.2)	—	(300.9)
Purchases and acquisitions	321.7	80.6	155.9	63.3	621.5
Divestitures and other net changes in capitalization(2)	(139.0)	(16.8)	—	0.3	(155.5)
Reclassifications(3)	—	1,103.6	—	—	1,103.6
Foreign exchange effect	(13.9)	(84.3)	(80.4)	—	(178.6)
Balance - December 31	1,465.6	2,006.3	1,103.0	288.1	4,863.0

(1)	Included in share of profit of associates in the consolidated statement of earnings.

(2)	Primarily reflects the deconsolidation of Grivalia Properties in 2019 and Quess in 2018 and their respective investments in associates of $68.5 and $12.8. See note 23.

(3)	Primarily reflects Brit's consolidation of Ambridge Partners in 2019 and the deconsolidation of Quess (note 23) and Grivalia Properties' consolidation of a former joint venture in 2018.

Disclosure of information for cash-generating units
At December 31, 2019 certain of the company's associates had carrying values that exceeded their fair values as determined by the market prices of their shares. For each such associate, the company performed a value-in-use analysis based on multi-year free cash flow projections and concluded that no impairment was required as the recoverable amount exceeded carrying value. Key assumptions for each value-in-use analysis are set out in the table below:

Associate or joint venture	Fair value	Carrying value	Source of free cash flow projections	Discount rate(a)	Long term growth rate(b)	Summary of other assumptions

Quess	332.1	704.1	Quess management	12.8%	6.0%
Annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.

Resolute	104.0	207.5	Internal estimates consistent with third party analyst reports	10.3%	1.5%
Valuation of pension funding liability on a going concern basis, annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and no significant cash taxes payable in the next five years through utilization of existing tax losses.

IIFL Securities	65.0	121.1	IIFL Securities management	12.3%	6.0%	Annual capital expenditures normalizing to levels that are comparable to non-capital intensive service-based peers and working capital requirements comparable to industry peers.
Astarta(c)	28.9	115.5	Internal estimates consistent with third party analyst reports	12.7%	3.0%
Annual capital expenditures consistent with external analyst estimates, working capital requirements comparable to industry peers and cash taxes payable at the Ukraine corporate income tax rate for subsidiaries that have not elected to pay the fixed agricultural tax.

	530.0	1,148.2

(a)	The discount rate is representative of the cost of capital of industry peers.

(b)	The long term growth rate is consistent with growth expectations for the industry and the economies in which each associate or joint venture operates.

(c)
The company recorded a non-cash impairment charge of $10.1 on its investment in Astarta during 2019. At December 31, 2019 a value-in-use analysis concluded that no further impairment charge was required.

Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2019			December 31, 2018
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	938.8	659.2	1,598.0	937.9	710.0	1,647.9
Recipe	279.3	1,035.5	1,314.8	261.8	984.9	1,246.7
Brit	200.2	594.2	794.4	154.3	561.1	715.4
Zenith National	317.6	99.3	416.9	317.6	107.2	424.8
Crum & Forster	188.2	111.7	299.9	185.9	108.3	294.2
Boat Rocker	93.8	154.1	247.9	61.7	62.2	123.9
AGT(1)	174.7	58.9	233.6	—	—	—
Thomas Cook India	150.6	55.8	206.4	133.4	52.7	186.1
Northbridge	92.5	90.9	183.4	87.8	76.6	164.4
Odyssey Group	119.7	62.8	182.5	119.7	57.7	177.4
AMAG Insurance	43.7	102.3	146.0	42.2	101.5	143.7
All other(2)	398.2	172.1	570.3	400.4	152.0	552.4
	2,997.3	3,196.8	6,194.1	2,702.7	2,974.2	5,676.9

(1)	AGT was acquired on April 17, 2019 as described in note 23.

(2)	Comprised primarily of balances related to Dexterra, Fairchem, Mosaic Capital, Sterling Resorts, CIG, U.S. Run-off and Pethealth.